Consolidated Statements of Cash Flows (Q1) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Cash flows from operating activities
Net income (loss)		$ 19,928	$ (10,326)	$ (83,202)	[1]
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation and amortization expense		1,056	2,572	9,818	[1]
Equity-based compensation		26,632	0
Deferred taxes		865	0	629	[1]
Other non-cash compensation		941	1,065	4,564	[1]
Non-cash partnership interest-based compensation		4,903	7,920	172,358	[1]
Amortization of debt issuance costs		261	855	1,336	[1]
Amortization of terminated swap		536	0
Loss on extinguishment of debt		675	1,032	1,514	[1]
Change in fair value of derivatives		212	8,634	8,572	[1]
Change in fair value of warrant liabilities		(14,057)	0	13,315	[1]
Amortization of deferred rent		(397)	(128)	130	[1]
Proceeds received from investments		3,894	2,596	8,050	[1]
Non-cash investment income		(13,048)	(3,373)	(10,742)	[1]
Other		28	30	2,351	[1]
Change in assets and liabilities
Management fees receivable		(1,429)	969	(595)	[1]
Incentive fees receivable		43,489	13,913	(48,653)	[1]
Due from related parties		2,813	820	(1,100)	[1]
Other assets		20,992	(15,264)	(16,568)	[1]
Accrued compensation and benefits		(54,393)	(42,188)	6,295	[1]
Employee related obligations		563	(2,971)	2,660	[1]
Accrued expenses and other liabilities		(28,673)	807	(2,562)	[1]
Net cash provided by (used in) operating activities		15,791	(33,037)	68,170	[1]
Cash flows from investing activities
Purchases of premises and equipment		(55)	(809)	(1,308)	[1]
Consideration received from assignment to partner		1,337	0
Contributions/subscriptions to investments		(8,207)	(6,425)	(23,911)	[1]
Withdrawals/redemption from investments		2,926	5,550	19,688	[1]
Net cash provided by (used in) investing activities		(3,999)	(1,684)	(5,531)	[1]
Cash flows from financing activities
Capital contributions received from noncontrolling interest		1,083	174,564	177,832	[1]
Proceeds from Partnership Contribution	[1]			0
Capital distributions paid to partners and member		(11,687)	(15)	(153,670)	[1]
Capital distributions paid to the noncontrolling interest		(13,277)	(5,814)	(39,812)	[1]
Proceeds from credit facility		0	20,000	20,000	[1]
Principal payments on credit facility		0	(3,000)	(45,000)	[1]
Principal payments on senior loan		(50,259)	(91,195)	(91,195)	[1]
Debt issuance costs		(851)	0	0	[1]
Proceeds from Recapitalization Transaction	[1]			179,857
Proceeds from exercise of warrants		24,465	0	6,745	[1]
Dividends paid		(2,478)	0
Net cash provided by (used in) financing activities		(53,004)	94,540	54,757	[1]
Effect of exchange rate changes on cash		(661)	(325)	884	[1]
Net increase (decrease) in cash and cash equivalents		(41,873)	59,494	118,280	[1]
Beginning of period	[1]	198,146	79,866	79,866
End of period		156,273	139,360	198,146	[1]
Supplemental disclosure of cash flow information
Cash paid during the period for interest		3,622	5,456	21,464	[1]
Cash paid during the period for income taxes		678	726	3,160	[1]
Supplemental disclosure of non-cash information from financing activities
Deemed contributions from GCMH Equityholders		4,903	7,920	172,358	[1]
Establishment of deferred tax assets, net related to tax receivable agreement and the Transaction		(60)	$ 0	14,140	[1]
Dividends declared but not paid		$ 4,070		$ 0

[1]	For discussion on the restatement adjustments, see Note 4.